Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Investment Securities [Line Items]
Investment securities other than Available-for-sale securities or Held-to-maturity securities, carrying value	¥ 719,508		¥ 711,416
Fair value of investment securities held by certain subsidiaries	28,141		26,201
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques	172,847		159,556
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	546,661		551,860
Aggregate costs of cost-method investments, not estimated at the fair value	544,228		548,679
Other-than-temporary Impairment losses recognized on cost-method investments	1,716	2,621
Gross realized gains on Available-for-sale securities	69,706	160,543
Gross realized losses on Available-for-sale securities	12,429	38,487
Other-than-temporary impairment losses of investment securities included in Investment securities gains	3,184	4,127
Cumulative decline in fair value of the credit impaired debt securities	3,156	7,559
Credit loss component of impairment losses recognized in earnings	9,041	17,015	12,556	24,525
Other factors of impairment losses recognized in accumulated other comprehensive income (loss) before taxes	5,885	9,456
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Available-for-sale debt securities	1,023	1,304
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Available-for-sale debt securities	¥ 1,716	¥ 2,621
Minimum [Member]
Investment Securities [Line Items]
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%